Filed pursuant to Rule 497(e)

File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Global Equity Fund

Artisan International Fund

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 1 AUGUST 2024 TO THE
FUND’s prospectus ANd statement of additional information
current as of the date hereof

Effective 1 August 2024, the prospectus and statement of additional information (“SAI”) are updated as follows:

1.	The following information replaces the information regarding the Funds under the heading “Organization, Management and Management Fees—Portfolio Managers” on pages 151-152 of the prospectus in its entirety:

Artisan Global Equity Fund	Mark L. Yockey, CFA Charles-Henri Hamker Andrew J. Euretig	Portfolio Manager Portfolio Manager Portfolio Manager
Artisan International Fund	Mark L. Yockey, CFA Charles-Henri Hamker Andrew J. Euretig	Portfolio Manager Associate Portfolio Manager Associate Portfolio Manager
2.	The footnote following the table under the heading “Organization and Management Fees—Portfolio Managers” on pages 151-152 of the prospectus is replaced in its entirety with the following language:

[1]	Mr. Herrick does not have direct management responsibilities or final decision-making authority with respect to the applicable Funds’ investments.
3.	The ninth paragraph under the heading “Organization, Management and Management Fees—Portfolio Managers” on page 153 of the prospectus is deleted in its entirety:

4.	The following information replaces the information regarding the Funds under the heading “Portfolio Managers” on pages 39-40 of the SAI in its entirety:

Artisan Global Equity Fund	Mark L. Yockey, CFA Charles-Henri Hamker Andrew J. Euretig	Portfolio Manager Portfolio Manager Portfolio Manager
Artisan International Fund	Mark L. Yockey, CFA Charles-Henri Hamker Andrew J. Euretig	Portfolio Manager Associate Portfolio Manager Associate Portfolio Manager
5.	The footnote following the table under the heading “Portfolio Managers” on page 40 of the SAI is replaced in its entirety with the following language:

[1]	Mr. Herrick does not have direct management responsibilities or final decision-making authority with respect to the applicable Funds’ investments.

Please Retain This Supplement for Future Reference